UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-01976

Sequoia Fund, Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street, Suite 5000

New York, NY 10019

(Address of principal executive offices) (Zip code)

John B. Harris

Ruane, Cunniff & Goldfarb L.P.

9 West 57th Street

Suite 5000

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (800) 686-6884

Date of fiscal year end: December 31, 2018

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Report to Stockholders.

SEMI-ANNUAL REPORT (Unaudited) June 30, 2018

Sequoia Fund, Inc.

Sequoia Fund, Inc.

Illustration of an Assumed Investment of $10,000

(Unaudited)

The table below covers the period from July 15, 1970 (the date Sequoia Fund, Inc. (the ”Fund“) shares were first offered to the public) through June 30, 2018. This period was one of widely fluctuating common stock prices. The results shown, which assume reinvestment of distributions, represent past performance and do not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance shown. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Total Value
Period Ended	of Shares
July 15, 1970	$10,000
May 31, 1971	11,934
May 31, 1972	13,507
May 31, 1973	11,242
May 31, 1974	10,013
May 31, 1975	13,325
May 31, 1976	17,393
May 31, 1977	22,826
Dec. 31, 1977	28,057
Dec. 31, 1978	34,771
Dec. 31, 1979	38,961
Dec. 31, 1980	43,894
Dec. 31, 1981	53,329
Dec. 31, 1982	69,920
Dec. 31, 1983	89,015
Dec. 31, 1984	105,481
Dec. 31, 1985	134,975
Dec. 31, 1986	153,027
Dec. 31, 1987	164,361
Dec. 31, 1988	182,516
Dec. 31, 1989	233,453
Dec. 31, 1990	224,586
Dec. 31, 1991	314,426
Dec. 31, 1992	343,863
Dec. 31, 1993	380,919

Total Value
Period Ended	of Shares
Dec. 31, 1994	$393,633
Dec. 31, 1995	556,525
Dec. 31, 1996	677,506
Dec. 31, 1997	970,200
Dec. 31, 1998	1,312,197
Dec. 31, 1999	1,095,125
Dec. 31, 2000	1,314,850
Dec. 31, 2001	1,453,175
Dec. 31, 2002	1,414,776
Dec. 31, 2003	1,656,923
Dec. 31, 2004	1,734,116
Dec. 31, 2005	1,869,038
Dec. 31, 2006	2,024,960
Dec. 31, 2007	2,195,146
Dec. 31, 2008	1,601,905
Dec. 31, 2009	1,848,293
Dec. 31, 2010	2,208,627
Dec. 31, 2011	2,499,935
Dec. 31, 2012	2,891,849
Dec. 31, 2013	3,891,835
Dec. 31, 2014	4,185,695
Dec. 31, 2015	3,880,364
Dec. 31, 2016	3,612,432
Dec. 31, 2017	4,336,956
June 30, 2018	4,647,105

Please consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other information about the Fund. You may obtain year to date performance as of the most recent quarter end, and a copy of the prospectus, by calling 1-800-686-6884, or on the Fund’s website at www.sequoiafund.com. Please read the prospectus carefully before investing.

Shares of the Fund are offered through the Fund’s distributor, Ruane, Cunniff & Goldfarb LLC. Ruane, Cunniff & Goldfarb LLC is an affiliate of Ruane, Cunniff & Goldfarb L.P. and is a member of FINRA. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Sequoia Fund, Inc.

Annual Fund Operating Expenses

(Unaudited)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

The Fund does not impose any sales charges, exchange fees or redemption fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	1.00%
Other Expenses	0.07%

Total Annual Fund Operating Expenses*	1.07%

*Does not reflect Ruane, Cunniff & Goldfarb L.P.’s (‘‘Ruane, Cunniff & Goldfarb’’) contractual reimbursement of a portion of the Fund’s operating expenses. This reimbursement is a provision of Ruane, Cunniff & Goldfarb’s investment advisory contract with the Fund and the reimbursement will be in effect only so long as that investment advisory contract is in effect. The expense ratio presented is from the Prospectus dated May 1, 2018. For the year ended December 31, 2017, the Fund’s annual operating expenses and investment advisory fee, net of such reimbursement, were 1.00% and 0.93%, respectively.

Sequoia Fund, Inc.

Shareholder Letter

Dear Sequoia Shareholders:

For the second quarter of 2018, Sequoia Fund generated a total return of 5.80%1, net of fees, versus a 3.43% return for the Standard & Poor’s 500 Index. The Fund generated a 7.16% total return year-to-date through June 30, 2018 versus a 2.65% return for the Index.

We want to thank the hundreds of shareholders and clients who attended our 2018 annual investor day on Friday, May 18. For those who couldn’t make it, we hope that the transcript, mailed in mid-July, serves as a useful mid-year update on our Firm, our holdings and our approach to investing.

There was limited activity in the portfolio this quarter. We trimmed the Fund’s stakes in Amazon and Berkshire Hathaway and exited our small position in Omnicom.We also added to our holdings in Facebook, Jacobs Engineering, Liberty Broadband and Naspers.

As ever, we are grateful for the continued support of our clients and shareholders.

Sincerely,

The Ruane, Cunniff & Goldfarb Investment Committee

Arman Gokgol-Kline	John B. Harris	Trevor Magyar

David M. Poppe	D. Chase Sheridan

[1]

The performance data for the Fund represents past performance and assumes reinvestment of dividends. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s 1-year, 5-year and 10-year average annual total returns through June 30, 2018 were 17.31%, 6.98% and 8.80%, respectively. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end can be obtained by calling DST Systems, Inc. at (800) 686-6884.

Sequoia Fund, Inc.

Sector Breakdown

(Unaudited)

As of June 30, 2018	% of net assets
Internet Software & Services	14.4%
Diversified Companies	8.3%
Automotive Retail	7.6%
Information Processing	7.1%
Movies & Entertainment	6.7%
Cable & Satellite	6.5%
Application Software	5.9%
U.S. Government Obligations	5.1%
Aerospace/Defense	5.1%
Retailing	4.9%
Internet Retail	4.3%
Investment Banking & Brokerage	3.8%
Diversified Financial Services	3.4%
Construction & Engineering	3.2%
Internet Travel Agency	3.1%
Flooring Products	2.6%
Property & Casualty Insurance	2.1%
Diversified Banks	2.1%
Oil & Gas Storage & Transportation	2.0%
Other Assets	1.8%

100.0%

Sequoia Fund, Inc..

Fund’s Largest Holdings

(Unaudited)

The table below shows the Fund’s positions that constituted at least 3% of the Fund’s assets as of June 30, 2018:

	% of net assets
Position	06/30/2018	12/31/2017
Alphabet, Inc.	11.4%	10.2%
Berkshire Hathaway, Inc.	8.3%	12.5%
CarMax, Inc.	7.6%	3.9%
Mastercard, Inc.	7.1%	8.1%
Constellation Software, Inc.	5.9%	5.6%
Rolls-Royce Holdings plc	5.1%	4.6%
TJX Companies, Inc.	4.9%	5.2%
Amazon.com, Inc.	4.3%	3.6%
Liberty Media Corporation-Liberty Formula One	4.0%	3.8%
The Charles Schwab Corp.	3.8%	3.9%
Credit Acceptance Corp.	3.4%	3.2%
Naspers Ltd.	3.4%	0.0%
Jacobs Engineering Group Inc.	3.2%	3.4%
Booking Holdings, Inc.	3.1%	0.0%
Liberty Broadband Corp.	3.1%	0.0%
Facebook, Inc.	3.0%	0.0%

	81.6%	68.0%

Sequoia Fund, Inc.

Fees And Expenses of The Fund

(Unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 through June 30, 2018
Actual	$1,000	$1,071.60	$5.14
Hypothetical (5% return per year before expenses)	$1,000	$1,019.84	$5.01

* Expenses are equal to the Fund’s annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sequoia Fund, Inc.

Schedule of Investments (Unaudited)

June 30, 2018

(Percentages are of the Fund’s Net Assets)

Common Stocks (93.1%)

Shares		Value (Note 1)
	Aerospace/Defense (5.1%)
17,193,991	Rolls-Royce Holdings plc (United Kingdom)	$224,239,850

	Application Software (5.9%)
330,466	Constellation Software, Inc. (Canada)	256,286,168

	Automotive Retail (7.6%)
4,563,446	CarMax, Inc. (a)	332,538,310

	Cable & Satellite (6.5%)
498,557	Liberty Broadband Corp.-Class A (a)	37,710,852
1,286,058	Liberty Broadband Corp.-Class C (a)	97,380,312
591,367	Naspers Ltd.-Class N (South Africa)	150,239,766

		285,330,930

	Construction & Engineering (3.2%)
2,201,783	Jacobs Engineering Group Inc.	139,791,203

	Diversified Banks (2.1%)
1,622,483	Wells Fargo & Co.	89,950,458

	Diversified Companies (8.3%)
1,076	Berkshire Hathaway, Inc.-Class A (a)	303,475,051
320,643	Berkshire Hathaway, Inc.-Class B (a)	59,848,016

		363,323,067

	Diversified Financial Services (3.4%)
424,542	Credit Acceptance Corp. (a)	150,033,143

	Flooring Products (2.6%)
530,149	Mohawk Industries, Inc. (a)	113,595,026

	Information Processing (7.1%)
1,567,169	Mastercard, Inc.-Class A	307,980,052

	Internet Retail (4.3%)
109,745	Amazon.com, Inc. (a)	186,544,551

	Internet Software & Services (14.4%)
148,500	Alphabet, Inc.-Class A (a)	167,684,715
294,616	Alphabet, Inc.-Class C (a)	328,688,340
671,418	Facebook, Inc.-Class A (a)	130,469,946

		626,843,001

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

June 30, 2018

Shares		Value (Note 1)
	Internet Travel Agency (3.1%)
66,860	Booking Holdings, Inc. (a)	$135,531,237

	Investment Banking & Brokerage (3.8%)
3,245,922	The Charles Schwab Corp.	165,866,614

	Movies & Entertainment (6.7%)
51,013	Liberty Media Corporation-Liberty Formula One - Series A (a)	1,801,269
4,692,974	Liberty Media Corporation-Liberty Formula One - Series C (a)	174,250,125
4,674,259	Vivendi SA (France)	114,630,728

		290,682,122

	Oil & Gas Storage & Transportation (2.0%)
1,892,507	Koninklijke Vopak NV (Netherlands)	87,452,560

	Property & Casualty Insurance (2.1%)
4,635,165	Hiscox Ltd. (Bermuda)	93,288,109

	Retailing (4.9%)
2,220,062	TJX Companies, Inc.	211,305,501

	Total Common Stocks (Cost $2,189,532,253)	4,060,581,902

Principal Amount
U.S. Government Obligations (5.1%)
$225,000,000	United States Treasury Bills, 1.770% - 1.815% due 07/19/2018 through 07/26/2018	224,750,583

	Total U.S. Government Obligations (Cost $224,750,583)	224,750,583

	Total Investments (98.2%) (Cost $2,414,282,836) (b)	4,285,332,485

	Other Assets Less Liabilities (1.8%)	77,822,173

	Net Assets (100.0%)	$4,363,154,658

(a)	Non-income producing security.

(b)	The cost for federal income tax purposes is identical.

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

June 30, 2018

Generally accepted accounting principles establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value the investments at measurement date. These inputs are summarized in the three levels listed below:

Level 1	–	unadjusted quoted prices in active markets for identical securities.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

Level 3	–	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are recognized at the end of the reporting period. During the six months ended June 30, 2018, there were no transfers into or out of Level 1 or 2 measurements in the fair value hierarchy. There were no Level 3 securities held by the Fund during the six months ended June 30, 2018.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2018:

	Common Stocks	U.S. Government Obligations	Total
Level 1 - Quoted Prices	$4,060,581,902	$ —	$4,060,581,902
Level 2 - Other Significant Observable Inputs	—	224,750,583	224,750,583

Total	$4,060,581,902	$224,750,583	$4,285,332,485

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Statement of Assets and Liabilities (Unaudited)

June 30, 2018

Assets
Investments in securities, at value (cost $2,414,282,836) (Note 1)	$4,285,332,485
Cash on deposit	79,536,367
Receivable for investments sold	1,654,030
Receivable for capital stock sold	1,226,278
Dividends and interest receivable	643,578

Total assets	4,368,392,738

Liabilities
Payable for capital stock repurchased	1,259,133
Accrued investment advisory fee	3,435,319
Accrued professional fees	426,762
Accrued other expenses	116,866

Total liabilities	5,238,080

Net Assets	$4,363,154,658

Net Assets Consist of
Capital (par value and paid in surplus) $.10 par value capital stock, 100,000,000 shares authorized, 24,142,722 shares outstanding	$1,949,109,465
Accumulated net realized gains on investments (Note 4)	543,041,863
Unrealized appreciation on investments and foreign currency transactions	1,871,003,330

Net Assets	$4,363,154,658

Net asset value per share	$180.72

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Statement of Operations (Unaudited)

Six Months Ended June 30, 2018

Investment Income
Income
Dividends, net of $856,634 foreign tax withheld	$14,259,255
Interest	1,899,953

Total investment income	16,159,208

Expenses
Investment advisory fee (Note 2)	21,425,613
Professional fees	1,598,051
Transfer agent fees	438,518
Independent Directors fees and expenses	224,371
Custodian fees	61,985
Other	390,115

Total expenses	24,138,653
Less professional fees reimbursed by insurance company (Note 6)	1,420,000

Expenses before reimbursement by Investment Adviser	22,718,653
Less expenses reimbursed by Investment Adviser (Note 2)	1,218,657

Net expenses	21,499,996

Net investment loss	(5,340,788)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Realized gain (loss) on
Investments (Note 3)	584,641,635
Foreign currency transactions	(33,338)

Net realized gain on investments and foreign currency transactions	584,608,297
Net decrease in unrealized appreciation on investments and foreign currency translations	(281,584,030)

Net realized and unrealized gain on investments and foreign currency transactions and translations	303,024,267

Net increase in net assets from operations	$297,683,479

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended 6/30/2018 (Unaudited)	Year Ended 12/31/17
Increase (Decrease) in Net Assets
From operations
Net investment loss	$(5,340,788)	$(14,882,317)
Net realized gain on investments and foreign currency transactions	584,608,297	604,396,107
Net increase (decrease) in unrealized appreciation on investments and foreign currency translations	(281,584,030)	177,852,405

Net increase in net assets from operations	297,683,479	767,366,195

Distributions to shareholders from:
Net realized gains	(23,205,001)	(537,585,896)

Capital share transactions
Shares sold	77,832,421	117,034,879
Shares issued to shareholders on reinvestment of net realized gain distributions	19,509,417	451,584,683
Shares repurchased	(254,477,985)	(649,001,366)

Net decrease from capital share transactions	(157,136,147)	(80,381,804)

Total increase in net assets	117,342,331	149,398,495
Net Assets
Beginning of period	4,245,812,327	4,096,413,832

End of period (including accumulated net investment gain of $0 and $0, respectively)	$4,363,154,658	$4,245,812,327

Share transactions
Shares sold	442,346	679,161
Shares issued to shareholders on reinvestment of net realized gain distributions	107,401	2,749,684
Shares repurchased	(1,448,636)	(3,786,278)

Net decrease from capital share transactions	(898,889)	(357,433)

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Financial Highlights

	Six Months Ended June 30, 2018 (Unaudited)

			Year Ended December 31,
			2017		2016	2015	2014	2013
Per Share Operating Performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$169.55		$161.28		$207.26	$235.00	$222.92	$168.31

Income from investment operations Net investment (loss)	(0.22)		(0.59)		(0.43)	(1.08)	(0.61)	(0.72)
Net realized and unrealized gains (losses) on investments	12.35		32.12		(15.16)	(16.15)	17.23	58.73

Net increase (decrease) in net asset value from operations	12.13		31.53		(15.59)	(17.23)	16.62	58.01

Less distributions from Net realized gains	(0.96)		(23.26)		(30.39)	(10.51)	(4.54)	(3.40)

Net asset value, end of period	$180.72		$169.55		$161.28	$207.26	$235.00	$222.92

Total Return	7.16	%(a)	20.07	%(b)	(6.90)%	(7.31)%	7.56%	34.58%
Ratios/Supplementary data Net assets, end of period (in millions)	$ 4,363		$ 4,246		$ 4,096	$ 6,741	$ 8,068	$ 8,039
Ratio of expenses to average net assets
Before expenses reimbursed by Investment Adviser(c)	1.06	%(d)	1.07%		1.07%	1.03%	1.03%	1.02%
After expenses reimbursed by Investment Adviser	1.00	%(d)	1.00%		1.00%	1.00%	1.00%	1.00%
Ratio of net investment (loss) to average net assets	(0.25	)%(d)	(0.35)%		(0.22)%	(0.42)%	(0.26)%	(0.37)%
Portfolio turnover rate	19	%(a)	18%		16%	10%	8%	2%

(a)	Not annualized.
(b)	Includes the impact of proceeds received and credited to the Fund resulting from a class action settlement, which enhanced the Fund’s performance for the year ended December 31, 2017 by 0.05%.
(c)	Reflects reductions of 0.07%, 0.02% and 0.02% for expenses reimbursed by insurance company for the period ended June 30, 2018 and years ended December 31, 2017 and 2016, respectively.
(d)	Annualized.

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Notes to Financial Statements (Unaudited)

Note 1— Significant Accounting Policies

Sequoia Fund, Inc. (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard CodificationTopic 946 Financial Services— Investment Companies.The following accounting policies conform to U.S. generally accepted accounting principles (”GAAP“). The Fund consistently follows such policies in the preparation of its financial statements.

A.

Valuation of investments: Investments are carried at fair value as determined under the supervision of the Fund’s Board of Directors. Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (”NASDAQ“) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean of the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the closing price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.

U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of 60 days are valued on the basis of market quotations and estimates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Fixed-income securities, other than U.S. Treasury Bills, are valued at the last quoted sales price or, if adequate trading volume is not present, at the mean of the last bid and asked prices.

When reliable market quotations are insufficient or not readily available at the time of valuation or when Ruane, Cunniff & Goldfarb L.P. (the ”Investment Adviser“) determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with procedures adopted by and subject to review by the Fund’s Board of Directors.

B.

Foreign currency translations: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of foreign securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses on foreign currency transactions arise from the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions

Sequoia Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

and translations arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Investment transactions and investment income: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts on fixed income securities are amortized over the life of the respective security. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

D.

Federal income taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and it intends to distribute all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

E.

Use of estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Dividends and distributions: Dividends and distributions are recorded by the Fund on the ex-dividend date.

Note 2— Investment Advisory Contract and Payments to Affiliates

The Investment Adviser, a wholly-owned subsidiary of Ruane, Cunniff & Goldfarb Inc. (“RCG Inc.”), serves as the Fund’s investment adviser pursuant to an investment advisory contract dated April 17, 2017 (the “Advisory Contract”) that was entered into by the Fund and RCG Inc. Effective March 31, 2018, RCG Inc. assigned the Advisory Contract to the Investment Adviser in connection with an internal modernization of RCG Inc.’s corporate structure, in which RCG Inc. transferred its advisory operations to the Investment Adviser.The Investment Adviser provides the Fund with investment advice and administrative services.

Under the terms of the Advisory Contract, the Investment Adviser receives an investment advisory fee equal to 1% per annum of the Fund’s average daily net asset value. Under the Advisory Contract, the Investment Adviser is contractually obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the investment advisory fee) in any year exceed the sum of 1 1⁄2% of the average daily net asset value of the Fund for such year up to a maximum of $30,000,000 of net assets, plus 1% of the average daily net asset value in excess of $30,000,000. The expenses incurred by the Fund exceeded the limitation for the six months ended June 30, 2018 and the Investment Adviser reimbursed the Fund $1,066,657. Such reimbursement is not subject to recoupment by the Investment Adviser.

The Fund has contractually agreed to pay an asset-based fee to a financial intermediary for providing recordkeeping and other administrative services for sub-accounts maintained by the intermediary. The Investment Adviser has contractually agreed to pay such fees on behalf of the Fund as long as the Advisory Contract remains in effect.

Sequoia Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Total fees paid by the Investment Adviser to the intermediary on behalf of the Fund for the six months ended June 30, 2018 were approximately $152,000, which is included in expenses reimbursed by the Investment Adviser in the Statement of Operations.

For the six months ended June 30, 2018, advisory fees of $21,425,613 were earned by the Investment Adviser and brokerage commissions of $362,706 were earned by Ruane, Cunniff & Goldfarb LLC, the Fund’s distributor and an affiliate of the Investment Adviser. Certain officers of the Fund are also officers of the Investment Adviser and Ruane, Cunniff & Goldfarb LLC. Ruane, Cunniff & Goldfarb LLC received no compensation from the Fund on the sale of the Fund’s capital shares for the six months ended June 30, 2018. There were no other amounts accrued or paid to interested persons, including officers and directors.

Note 3— Investment Transactions

The aggregate cost of purchases and the proceeds from the sales of securities, excluding short-term securities, for the six months ended June 30, 2018 were $739,673,809 and $1,004,430,988, respectively. Included in proceeds of sales is $42,954,976 representing the value of securities disposed of in payment of redemptions in-kind, resulting in realized gains of $41,564,868.

Note 4— Federal Income Tax Information

Distributions to shareholders are determined in accordance with federal income tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts. During the six months ended June 30, 2018, permanent differences primarily due to realized gains on redemptions in-kind not recognized for tax purposes, net operating loss and different book and tax treatment of net realized gains on foreign currency transactions resulted in a net decrease in accumulated net realized gains of $41,564,868 with a corresponding increase in capital of $36,224,080 and an increase to accumulated net investment loss of $5,340,788. These reclassifications had no effect on net assets.

At June 30, 2018 the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were $2,414,282,836, $1,919,412,151 and $48,362,502, respectively.

Sequoia Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid for the six months ended June 30, 2018 and 2017 was as follows:

	2018	2017
Distributions paid from
Long-term capital gains	$23,205,001	$537,585,896

As of June 30, 2018 and December 31, 2017 the components of distributable earnings on a tax basis were as follows:

	2018	2017
Undistributed long-term gains	$543,041,863	$23,203,435
Unrealized appreciation	1,871,003,330	2,152,587,360

	$2,414,045,193	$2,175,790,795

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the positions are ‘‘more likely than not’’ to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open years (tax years ended December 31, 2014 through December 31, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

Note 5— Interim Financial Statement

The interim financial statements have not been examined by the Fund’s independent registered public accounting firm and accordingly it does not express an opinion thereon.

Note 6— Indemnification

The Fund’s officers, directors and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses.The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, except as noted in the following paragraphs, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss thereunder to be remote.

During the six months ended June 30, 2018, the Fund indemnified the Independent Directors for approximately $1,420,000 in legal fees incurred by the Independent Directors in connection with legal matters. Such legal fees are included in professional fees in the Statement of Operations. These legal fees were paid directly to counsel for the Independent Directors pursuant to the Fund’s directors and officers insurance policy.

Sequoia Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 7— Legal Proceedings

On January 8, 2016, Stanley H. Epstein, Harriet P. Epstein, and SEP IRA A/C Peter Christopher Gardner, derivatively and on behalf of the Fund, filed a suit against Ruane, Cunniff & Goldfarb Inc., Robert D. Goldfarb, David Poppe, Robert L. Swiggett and Roger Lowenstein (collectively, the “Defendants”) in the Supreme Court of the State of New York, County of New York. The Fund is also named in the suit as a Nominal Defendant. On May 9, 2016, the plaintiffs filed an amended complaint, adding Edward Lazarus as an additional Defendant. The amended complaint asserts derivative claims in connection with certain of the Fund’s investments against the Defendants for alleged breach of fiduciary duty, aiding and abetting breach of fiduciary duty, breach of contract and gross negligence. The case is Epstein v. Ruane, Cunniff & Goldfarb Inc. et al., 650100/2016, Supreme Court of the State of NewYork, County of NewYork (Manhattan). In February 2017, the court granted the Defendants’ motion to dismiss all claims in the action. On March 22, 2017, the plaintiffs filed a notice of appeal from the court’s dismissal. On November 21, 2017, plaintiffs Stanley Epstein and Harriet Epstein filed a Stipulation of Voluntary Discontinuance of their claims. On July 5, 2018, the Supreme Court Appellate Division, First Department, unanimously affirmed the dismissal of all claims.

On May 21, 2018, Thomas Edwards and Michael Fortune, individually and as representative of a class, filed a suit against Sequoia Fund, Inc. in the United States District Court in the Southern District of New York. The complaint asserts a claim for breach of contract. The case is Edwards v. Sequoia Fund, Inc., Case No. 1:18-cv-04501, U.S. District Court for the Southern District of New York.

On November 14, 2017, Donald Tapert, derivatively and on behalf of the Fund, filed a suit against David M. Poppe, Edward Lazarus, Robert L. Swiggett, Roger Lowenstein, Tim Medley, John B. Harris, Peter Atkins, Melissa Crandall, Robert D. Goldfarb, and Ruane, Cunniff & Goldfarb Inc., in the Baltimore City Circuit Court, Maryland. The Fund is also named in the suit as a Nominal Defendant. The complaint asserts derivative claims for breach of fiduciary duty, aiding and abetting breach of fiduciary duty, waste of corporate assets, and unjust enrichment. The case is Donald Tapert v. David M. Poppe et al., Case No. 24-C-17-005430 Baltimore City Circuit Court, Maryland.

On February 9, 2018, Charles Wilfong & Ann R. Wilfong JTWROS, derivatively on behalf of the Fund, filed a suit against Ruane, Cunniff & Goldfarb Inc., Robert D. Goldfarb, David Poppe and Roger Lowenstein, in the Supreme Court of the State of New York. The Fund is also named in the suit as a Nominal Defendant. The complaint asserts derivative claims for breach of duty of loyalty, breach of duty of care, and wrongful refusal to take action. The case is Charles Wilfong v. Ruane, Cunniff & Goldfarb Inc. et al., 650699/2018, Supreme Court of the State of New York, County of New York (Manhattan).

On March 14, 2016, Clive Cooper, individually and as a representative of a class, on behalf of DST Systems, Inc. 401(k) Profit Sharing Plan, filed a suit in the Southern District of NewYork against Ruane, Cunniff & Goldfarb Inc., DST Systems, Inc., The Advisory Committee of the DST Systems, Inc. 401(K) Profit Sharing Plan, the Compensation Committee of the Board of Directors of DST Systems, Inc., Jerome H. Bailey, Lynn Dorsey Bleil, Lowell L. Bryan, Gary D. Forsee, Gregg Wm. Givens, Charles E. Haldeman, Jr., Samuel G. Liss and John Does 1-20. The complaint asserts claims for alleged breach of fiduciary duty and violation of ERISA’s prohibited transaction rules, co-fiduciary

Sequoia Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

breach, and breach of trust in connection with certain investments made on behalf of the Plan. The case is Cooper v. DST Systems, Inc. et al., Case No. 1:16-cv-01900-WHP, U.S. District Court for the Southern District of New York. The plaintiffs in the action dismissed without prejudice all claims against all of the defendants other than Ruane, Cunniff & Goldfarb Inc., which was thereby the only defendant in the case. On August 15, 2017, the court granted Ruane, Cunniff & Goldfarb Inc.’s motion to compel arbitration and the case was dismissed on August 17,2017. On September 8, 2017, the plaintiffs filed a notice of appeal from the Court’s Order granting the motion to compel arbitration and dismissing the case, and on June 29, 2018 the plaintiffs filed a brief with the United States Court of Appeals to appeal the Court’s Order. On September 1, 2017, plaintiffs Michael L. Ferguson, Myrl C. Jeffcoat and Deborah Smith, on behalf of the DST Systems, Inc. 401(k) Profit Sharing Plan, filed a suit in the Southern District of New York against Ruane, Cunniff & Goldfarb Inc., DST Systems, Inc., The Advisory Committee of the DST Systems, Inc. 401(K) Profit Sharing Plan, the Compensation Committee of the Board of Directors of DST Systems, Inc., George L. Argyros, Tim Bahr, Jerome H. Bailey, Lynn Dorsey Bleil, Lowell L. Bryan, Ned Burke, John W. Clark, Michael G. Fitt, Gary D. Forsee, Steven Gebben, Gregg Wm. Givens, Kenneth Hager, Charles E. Haldeman, Jr., Lawrence M. Higby, Joan Horan, Stephen Hooley, Robert T. Jackson, Gerard M. Lavin, Brent L. Law, Samuel G. Liss,Thomas McDonnell, Jude C. Metcalfe,Travis E. Reed, M. Jeannine Strandjord, Beth Sweetman, Douglas Tapp and Randall Young. The complaint asserts claims for alleged breach of fiduciary duty under ERISA, breach of trust, and other claims. The case is Ferguson, et al. v. Ruane, Cunniff & Goldfarb Inc., Case No. 1:17-cv-06685 (S.D.N.Y.).

On September 7, 2017, plaintiff Stephanie Ostrander, as representative of a class of similarly situated persons, and on behalf of the DST Systems, Inc. 401(k) Profit Sharing Plan, filed a suit in the Western District of Missouri against DST Systems, Inc., The Advisory Committee of the DST Systems, Inc,. 401(k) Profit Sharing Plan, The Compensation Committee of The Board of Directors of DST Systems, Inc., Ruane, Cunniff & Goldfarb, Inc. and John Does 1-20. The complaint asserts claims for alleged breach of fiduciary duty, breach of trust, and other claims. The case is Ostrander v. DST Systems, Inc. et al., Case No. 4:17-cv-00747-GAF. The Fund is not a defendant in this lawsuit. On February 2, 2018, the court granted the defendants’ motion to dismiss all claims.

Ruane, Cunniff & Goldfarb Inc. believes that the foregoing lawsuits are without merit and intends to defend itself vigorously against the allegations in them. The outcomes of these lawsuits are not expected to have a material impact on the Fund’s financial statements.

Note 8— Subsequent Events

Accounting principles generally accepted in the United States of America require the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Sequoia Fund, Inc.

Other Information (Unaudited)

Other Information

Shares of the Fund may be offered only to persons in the United States and by way of a prospectus. This should not be considered a solicitation or offering of any product or service to investors residing outside of the United States.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information regarding the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. For a complete list of the Fund’s portfolio holdings, view the most recent semi-annual or annual report on Sequoia Fund’s web site at http://www.sequoiafund.com/communications.html.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge.Visit Sequoia Fund’s web site at www.sequoiafund.com and use the link under “Prospectus” - “Our Proxy Voting Policies & Procedures” to obtain all proxy information.This information may also be obtained from the SEC’s web site at www.sec.gov or by calling DST Systems, Inc. at 1-800-686-6884.

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Sequoia Fund, Inc.

9 West 57th Street, Suite 5000

New York, New York 10019-2701

1-800-686-6884

Website: www.sequoiafund.com

Interested Directors

David M. Poppe

John B. Harris

Independent Directors

Edward Lazarus, Chairman of the Board

Peter Atkins

Melissa Crandall

Roger Lowenstein

Tim Medley

Officers
John B. Harris	—	President & CEO
Wendy Goodrich	—	Executive Vice President
Patrick Dennis	—	Treasurer
Michael Sloyer	—	General Counsel, Chief Compliance Officer & Secretary
Michael Valenti	—	Assistant Secretary

Investment Adviser	Registrar and Transfer Agent
Ruane, Cunniff & Goldfarb L.P.	DST Systems, Inc.
9West 57th Street, Suite 5000	P.O. Box 219477
New York, New York 10019-2701	Kansas City, Missouri 64121

Distributor	Accounting Agent
Ruane, Cunniff & Goldfarb LLC	The Bank of New York Mellon
9 West 57th Street, Suite 5000	4400 Computer Drive
New York, New York 10019-2701	Westborough, MA 01581

Custodian	Legal Counsel
The Bank of New York Mellon	Seward & Kissel LLP
MF Custody Administration Department	901 K Street, NW
225 Liberty Street, 25th Floor	Washington, DC 20001
New York, New York 10286

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sequoia Fund, Inc.

By (Signature and Title)	/s/ John B. Harris
John B. Harris, President and CEO
(principal executive officer)

Date	August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John B. Harris
John B. Harris, President and CEO
(principal executive officer)

Date	August 27, 2018

By (Signature and Title)	/s/ Patrick Dennis
Patrick Dennis, Treasurer
(principal financial officer)

Date	August 27, 2018